Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Tables)
6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location

	Fair Value Measurement at June 30, 2013 Using:

Description	June 30, 2013	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$146	$146	$0	$0
Accounts receivable	10,000	10,000	0	0
	$10,146	$10,146	$0	$0

Liabilities
Accounts payable (related party)	$182,511	$182,511	$0	$0
Accounts payable (non-related)	9,000	9,000	0	0
	$191,511	$191,511	$0	$0